Asset Retirement Obligations - Schedule of Change in the Company's ARO Liability (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Change In The Companys Aro Liability Abstract
Asset retirement obligations		$ 2,198,064	$ 1,654,968	$ 5,485,915
Liabilities sold			(26,780)
Liabilities settled			(28,087)
Change in estimated	$ 193,229		435,067	(497,407)
Accretion expense		109,864	162,896	91,624
Asset retirement obligations		$ 2,307,928	$ 2,198,064	$ 1,654,968